Securities - Summary of Proceeds and Gains and Losses from Sales of Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds	$ 2,483	$ 4,309
Realized gains	133	159
Realized losses	0	0
Net securities gains	$ 133	$ 159